UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	August 31, 2016

WESTERN ASSET

LIQUID RESERVES

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Liquid Reserves for the twelve-month reporting period ended August 31, 2016. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

Special shareholder notice

Prior to September 30, 2016, Boston Financial Data Services, Inc. (“BFDS”) and The Bank of New York Mellon (“BNY Mellon”) served as the transfer agents for Class A shares of the Fund. Effective September 30, 2016, BFDS became the sole transfer agent for Class A shares of the Fund. BFDS currently serves as the sole transfer agent for the other classes of shares of the Fund.

In addition, effective September 30, 2016, the Fund no longer offers Class C shares, and all outstanding Class C shares of the Fund were liquidated.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

II	Western Asset Liquid Reserves

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2016

Western Asset Liquid Reserves	III

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the twelve months ended August 31, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2015 U.S. gross domestic product (“GDP”)i growth was 2.0%. The U.S. Department of Commerce reported that revised fourth quarter 2015 and first quarter 2016 GDP growth moderated to 0.9% and 0.8%, respectively. The U.S. Department of Commerce’s final reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.4%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”) and upturns in nonresidential fixed investment and exports.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in August 2016, the unemployment rate was 4.9%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed declined over the period. In August 2016, 26.1% of Americans looking for a job had been out of work for more than six months, versus 26.6% when the period began.

After an extended period of maintaining the federal funds rateii at a historically low range between zero and 0.25%, the Federal Reserve Board (the “Fed”)iii increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” The Fed kept rates on hold at its meeting that concluded September 21, 2016 (after the reporting period ended), as well as during the prior meetings of the year. In the Fed’s statement after the September meeting it said, “The Committee judges that the case for an increase in the federal funds rate has strengthened but decided, for the time being, to wait for further evidence of continued progress toward its objectives. The stance of monetary policy remains accommodative, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation.”

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2016

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

IV	Western Asset Liquid Reserves

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

Western Asset Liquid Reserves	V

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. The Fund is a money market fund that invests in securities through an underlying mutual fund, Liquid Reserves Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. The Portfolio invests in high-quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, that we determined to be of equivalent quality.

The Portfolio may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments.

The Portfolio may invest without limit in bank obligations, such as certificates of deposits, fixed time deposits and bankers’ acceptances. The Portfolio generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. In addition, on or about October 11, 2016, the share price of the Fund will fluctuate along with changes in the market-based value of fund assets. Because the share price of the Fund will fluctuate, it will have what is called a “floating net asset value”.

At Western Asset Management Company (“Western Asset”), the Fund’s and Portfolio’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in- house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the twelve months ended August 31, 2016. Two-year Treasury yields began the reporting period at 0.74% and ended the period at 0.80%. Their peak of 1.09% occurred on December 29, 2015 and they were as low as 0.56% on July 5, 2016. Ten-year Treasury yields were 2.21% at the beginning of the period and ended the period at 1.58%. Their peak of 2.36% was on November 9, 2015 and their low of 1.37% occurred on both July 5 and July 8, 2016.

Western Asset Liquid Reserves 2016 Annual Report	1

Fund overview (cont’d)

After a prolonged period of maintaining the federal funds ratei at a historically low range between zero and 0.25%, the Federal Reserve Board (the “Fed”)ii increased the rate at its meeting on December 16, 2015. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said it, “…expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At each of its meetings thus far in 2016 (including the September 21, 2016 meeting — after the reporting period ended), the Fed kept rates on hold.

Q. How did we respond to these changing market conditions?

A. We maintained a cautious average maturity stance into the end of the 2015 calendar year with the Fed having just raised the target federal funds rate for the first time in almost a decade. Throughout 2016, yields on longer dated fixed rate securities remained fairly priced given the expected path of Fed policy. We also selectively added floating rate notes with spreads wider and the U.S. dollar LIBORiii moving higher.

Performance review

As of August 31, 2016, the seven-day current yield for Class N shares of Western Asset Liquid Reserves was 0.13% and the seven-day effective yield, which reflects compounding, was 0.13%.1

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, the Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, the Portfolio.

Western Asset Liquid Reserves Yields as of August 31, 2016 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class N	0.13%	0.13%
Class A	0.13%	0.13%
Class C†	0.13%	0.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class N shares would have been -0.44%; the seven-day current yield and the seven-day effective yield for Class A shares would have been -0.24% and -0.23%, respectively; and the seven-day current yield and the seven-day effective yield for Class C shares

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

†	Effective September 30, 2016, the Fund will no longer offer Class C shares for purchase by new or existing investors.

2	Western Asset Liquid Reserves 2016 Annual Report

would have been -0.90% and -0.89%, respectively. The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Q. What were the most significant factors affecting Fund performance?

A. Rates on money market securities rose and spreads widened, creating an opportunity to reinvest at higher yields. Economic growth and inflationary expectations will likely be among the key factors in determining the timing of the next Fed policy action. Upcoming money market regulatory changes, commencing in October 2016, will have a significant impact on “prime money market fundsiv”, as well as short-term debt issuers.

Q. Were there any regulatory updates during the Fund’s reporting period?

A. The U.S. Securities and Exchange Commission (the “SEC”)v has adopted certain reforms to the rules that govern money market funds (the “Reforms”). Under the Reforms, the Fund may no longer use the amortized cost method of valuation to seek to maintain a stable NAV of $1.00 per share. Instead, on or about October 11, 2016, the Fund will calculate its NAV based on the current market-based value of its portfolio securities. In addition, as of that date, the Fund will use “basis pointvi” rounding to calculate its share value to the nearest 1/100th of 1%, which means, that share prices will be rounded to four decimal places (i.e., $1.0000). In addition, no later than October 14, 2016, the Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

Thank you for your investment in Western Asset Liquid Reserves. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company

September 20, 2016

RISKS: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, effective on or about October 11, 2016, when you sell your shares they may be worth more or less than what you originally paid for them. Effective October 14, 2016, the Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. The

Western Asset Liquid Reserves 2016 Annual Report	3

Fund overview (cont’d)

Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund will be more susceptible to negative events affecting the worldwide financial services sector as a significant portion of its assets may be invested in obligations that are issued or backed by U.S. and non-U.S. banks and other financial services companies. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The London Interbank Offered Rate (“LIBOR”) is the interest rate offered by a specific group of London banks for U.S. dollar deposits of a stated maturity. LIBOR is used as a base index for setting rates of some adjustable rate financial instruments, including adjustable rate mortgages (“ARMs”).

iv

“Prime money market funds” are money market funds that generally hold a variety of taxable short-term obligations issued by corporations and banks, as well as repurchase agreements and asset-backed commercial paper.

[v]

The U.S. Securities and Exchange Commission (the “SEC”) is an agency of the U.S. government. It holds primary responsibility for enforcing the federal securities laws and regulating the securities industry, the nation’s stock and options exchanges, and other activities and organizations, including the electronic securities markets in the U.S.

vi	A basis point is one-hundredth (1/100 or 0.01) of one percent.

4	Western Asset Liquid Reserves 2016 Annual Report

Portfolio at a glance† (unaudited)

Liquid Reserves Portfolio

The Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of August 31, 2016 and August 31, 2015. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset Liquid Reserves 2016 Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2016 and held for the six months ended August 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class N	0.04%	$1,000.00	$1,000.40	0.52%	$2.61	Class N	5.00%	$1,000.00	$1,022.52	0.52%	$2.64
Class A	0.04	1,000.00	1,000.40	0.52	2.61	Class A	5.00	1,000.00	1,022.52	0.52	2.64
Class C	0.04	1,000.00	1,000.40	0.52	2.61	Class C	5.00	1,000.00	1,022.52	0.52	2.64

6	Western Asset Liquid Reserves 2016 Annual Report

[1]	For the six months ended August 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset Liquid Reserves 2016 Annual Report	7

Statement of assets and liabilities

August 31, 2016

Assets:
Investment in Liquid Reserves Portfolio, at value	$716,137,784
Receivable for Fund shares sold	662
Prepaid expenses	56,291
Total Assets	716,194,737

Liabilities:
Payable for Fund shares repurchased	1,078,599
Investment management fee payable	98,597
Distributions payable	29,508
Service and/or distribution fees payable	28,029
Trustees’ fees payable	1,805
Accrued expenses	899,695
Total Liabilities	2,136,233
Total Net Assets	$714,058,504

Net Assets:
Par value (Note 5)	$7,140
Paid-in capital in excess of par value	714,317,412
Undistributed net investment income	7,479
Accumulated net realized loss on investments allocated from Liquid Reserves Portfolio	(273,527)
Total Net Assets	$714,058,504

Net Assets:
Class N	$51,571,888
Class A	$655,424,155
Class C	$7,062,461

Shares Outstanding:
Class N	51,566,067
Class A	655,350,440
Class C	7,058,415

Net Asset Value:
Class N	$1.00
Class A	$1.00
Class C	$1.00

See Notes to Financial Statements.

8	Western Asset Liquid Reserves 2016 Annual Report

Statement of operations

For the Year Ended August 31, 2016

Investment Income:
Income from Liquid Reserves Portfolio	$4,042,533
Allocated expenses from Liquid Reserves Portfolio	(911,964)
Allocated waiver from Liquid Reserves Portfolio	829,344
Other income	34,725
Total Investment Income	3,994,638

Expenses:
Investment management fee (Note 2)	3,729,262
Transfer agent fees (Note 3)	1,522,486
Service and/or distribution fees (Notes 2 and 3)	1,022,612
Registration fees	139,188
Shareholder reports	107,422
Legal fees	42,079
Audit and tax fees	34,190
Trustees’ fees	15,685
Insurance	11,361
Fund accounting fees	6,300
Excise tax (Note 1)	397
Miscellaneous expenses	6,859
Total Expenses	6,637,841
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(3,004,063)
Net Expenses	3,633,778
Net Investment Income	360,860
Net Realized Gain on Investments From Liquid Reserves Portfolio	27,002
Increase in Net Assets From Operations	$387,862

See Notes to Financial Statements.

Western Asset Liquid Reserves 2016 Annual Report	9

Statements of changes in net assets

For the Years Ended August 31,	2016	2015

Operations:
Net investment income	$360,860	$76,605
Net realized gain	27,002	15,622
Increase in Net Assets From Operations	387,862	92,227

Distributions to Shareholders From (Notes 1 and 4):
Net investment income	(360,776)	(75,535)
Decrease in Net Assets From Distributions to Shareholders	(360,776)	(75,535)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	1,046,111,622	999,939,043
Reinvestment of distributions	271,974	61,156
Cost of shares repurchased	(1,137,653,850)	(950,995,039)
Increase (Decrease) in Net Assets From Fund Share Transactions	(91,270,254)	49,005,160
Increase (Decrease) in Net Assets	(91,243,168)	49,021,852

Net Assets:
Beginning of year	805,301,672	756,279,820
End of year*	$714,058,504	$805,301,672
*Includesundistributed net investment income of:	$7,479	$6,998

See Notes to Financial Statements.

10	Western Asset Liquid Reserves 2016 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Class N Shares	2016[1]	2015[1]	2014[1]	2013[1]	2012

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[2]	0.000	0.000	0.000	0.000	0.000
Net realized gain (loss)[2]	0.000	0.000	0.000	(0.000)	0.000
Total income from operations[2]	0.000	0.000	0.000	0.000	0.000

Less distributions from:
Net investment income[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Total distributions[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.04%	0.01%	0.01%	0.01%	0.01%

Net assets, end of year (millions)	$52	$61	$79	$73	$640

Ratios to average net assets:
Gross expenses[4]	1.10%[5]	1.15%[5]	1.00%[5,6]	1.03%[5,6]	0.78%[6]
Net expenses[4,7,8]	0.44	0.21	0.19	0.30	0.32
Net investment income	0.04	0.01	0.01	0.01	0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[5]	The gross expenses do not reflect the reduction of the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Liquid Reserves Portfolio.

[6]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.99%, 0.99% and 0.77% for the years ended August 31, 2014, 2013 and 2012, respectively.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Liquid Reserves 2016 Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Class A Shares	2016[1]	2015[1]	2014[1]	2013[1]	2012

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[2]	0.000	0.000	0.000	0.000	0.000
Net realized gain (loss)[2]	0.000	0.000	0.000	(0.000)	0.000
Total income from operations[2]	0.000	0.000	0.000	0.000	0.000

Less distributions from:
Net investment income[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Total distributions[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.04%	0.01%	0.01%	0.01%	0.01%

Net assets, end of year (000s)	$655,424	$714,968	$636,847	$577,664	$581,386

Ratios to average net assets:
Gross expenses[4]	0.88%[5]	0.88%[5]	0.95%[5,6]	1.08%[5,6]	0.94%[6]
Net expenses[4,7,8]	0.45	0.22	0.19	0.26	0.32
Net investment income	0.04	0.01	0.01	0.01	0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[5]	The gross expenses do not reflect the reduction of the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Liquid Reserves Portfolio.

[6]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.94%, 1.04% and 0.92% for the years ended August 31, 2014, 2013 and 2012, respectively.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	Western Asset Liquid Reserves 2016 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Class C Shares	2016[1]	2015[1]	2014[1]	2013[1]	2012

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[2]	0.000	0.000	0.000	0.000	0.000
Net realized gain (loss)[2]	0.000	0.000	0.000	(0.000)	0.000
Total income from operations[2]	0.000	0.000	0.000	0.000	0.000

Less distributions from:
Net investment income[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Total distributions[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.04%	0.01%	0.01%	0.01%	0.01%

Net assets, end of year (000s)	$7,062	$26,138	$36,504	$50,057	$60,940

Ratios to average net assets:
Gross expenses[4]	1.26%[5]	1.26%[5]	1.28%[5,6]	1.38%[5,6]	1.30%[6]
Net expenses[4,7,8]	0.44	0.21	0.19	0.27	0.32
Net investment income	0.04	0.01	0.01	0.01	0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[5]	The gross expenses do not reflect the reduction of the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Liquid Reserves Portfolio.

[6]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 1.27%, 1.34% and 1.28% for the years ended August 31, 2014, 2013 and 2012, respectively.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Liquid Reserves 2016 Annual Report	13

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (1.4% at August 31, 2016) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

14	Western Asset Liquid Reserves 2016 Annual Report

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements. However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. The Fund paid $397 of Federal excise taxes attributable to calendar year 2015 in March 2016.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Undistributed Net Investment Income	Paid-in Capital
(a)	$397	$(397)

(a)	Reclassifications are due to a non-deductible excise tax paid by the Fund.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

Western Asset Liquid Reserves 2016 Annual Report	15

Notes to financial statements (cont’d)

Since the Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by Liquid Reserves Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N shares, Class A shares and Class C shares did not exceed 0.75%, 0.60% and 1.10%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2016, fees waived and/or expenses reimbursed amounted to $3,004,063.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class N shares, Class A shares, Class B shares, Class C shares and Service Shares calculated at the annual rate not to exceed 0.25%, 0.10%, 0.50%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

16	Western Asset Liquid Reserves 2016 Annual Report

For the year ended August 31, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class N	$141,622	[1]	$139,998
Class A	744,848	[1]	1,328,794
Class B2	10,526	[1]	10,502
Class C	125,565	[1]	40,562
Service Shares[3]	51	[1]	2,630
Total	$1,022,612		$1,522,486

[1]

Amounts shown are exclusive of waivers. For the year ended August 31, 2016, the service and/or distribution fees waived amounted to $134,931, $671,411, $10,526, $119,616 and $51 for Class N shares, Class A shares, Class B shares, Class C shares and Service Shares. Such waivers are voluntary and may be reduced or terminated at any time.

[2]	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

[3]	On July 7, 2016, Service Shares were fully redeemed.

For the year ended August 31, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class N	$315,813
Class A	2,482,004
Class B1	22,333
Class C	181,229
Service Shares[2]	2,684
Total	$3,004,063

[1]	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

[2]	On July 7, 2016, Service Shares were fully redeemed.

4. Distributions to shareholders by class

	Year Ended August 31, 2016	Year Ended August 31, 2015
Net Investment Income:
Class N	$24,185	$6,436
Class A	327,034	65,860
Class B1	211	315
Class C	9,344	2,924
Service Shares[2]	2	0	[3,4]
Total	$360,776	$75,535

[1]	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

[2]	On July 7, 2016, Service Shares were fully redeemed.

[3]	For the period August 26, 2015 (inception date) to August 31, 2015.

[4]	Amount represents less than $1.

Western Asset Liquid Reserves 2016 Annual Report	17

Notes to financial statements (cont’d)

5. Shares of beneficial interest

At August 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended August 31, 2016	Year Ended August 31, 2015
Class N
Shares sold	93,109,218	56,827,184
Shares issued on reinvestment	19,589	5,628
Shares repurchased	(102,596,697)	(74,669,121)
Net decrease	(9,467,890)	(17,836,309)

Class A
Shares sold	925,829,349	920,982,369
Shares issued on reinvestment	244,623	52,364
Shares repurchased	(985,642,132)	(842,930,802)
Net increase (decrease)	(59,568,160)	78,103,931

Class B1
Shares sold	1,255,644	2,852,280
Shares issued on reinvestment	208	314
Shares repurchased	(4,401,797)	(3,759,547)
Net decrease	(3,145,945)	(906,953)

Class C
Shares sold	25,916,068	19,265,885
Shares issued on reinvestment	7,552	2,850
Shares repurchased	(45,000,554)	(29,635,569)
Net decrease	(19,076,934)	(10,366,834)

Service Shares[2]
Shares sold	1,343	11,325	[3]
Shares issued on reinvestment	2	0	[3,4]
Shares repurchased	(12,670)	—
Net increase (decrease)	(11,325)	11,325

[1]	On June 30, 2016, the Fund converted 1,796,877 Class B shares into 1,796,877 Class A shares. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

[2]	On July 7, 2016, Service Shares were fully redeemed.

[3]	For the period August 26, 2015 (inception date) to August 31, 2015.

[4]	Amount represents less than 1 share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

18	Western Asset Liquid Reserves 2016 Annual Report

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2016	2015
Distributions paid from:
Ordinary income	$360,776	$75,535

As of August 31, 2016, there were no significant differences between the book and tax basis components of net assets.

During the taxable year ended August 31, 2016, the Fund utilized $27,002 of its deferred capital losses available from prior years.

As of August 31, 2016, the Fund had capital losses of $4,274 that have been deferred in the current year as either short-term or long-term losses. These losses will be deemed to arise on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains. These losses must be utilized before any of the Fund’s capital loss carryforward may be utilized.

Additionally, as of August 31, 2016, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
8/31/2017	$(269,253)

This amount will be available to offset any future taxable capital gains.

7. Money market fund reform

The U.S. Securities and Exchange Commission has adopted certain reforms to the rules that govern money market funds (the “Reforms”). Under the Reforms, the Fund may no longer use the amortized cost method of valuation to seek to maintain a stable NAV of $1.00 per share. Instead, on or about October 11, 2016, the Fund will calculate its NAV based on the current market-based value of its portfolio securities. In addition, as of that date, the Fund will use “basis point” rounding to calculate its share value to the nearest 1/100th of 1%, which means, that share prices will be rounded to four decimal places (i.e., $1.0000). In addition, no later than October 14, 2016, the Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

8. Subsequent events

Subsequent to the year ended August 31, 2016, shareholder redemptions from Class A shares exceeded 50% of Class A shares net assets as of August 31, 2016.

In addition, effective September 30, 2016, the Fund no longer offered Class C shares, and all outstanding Class C shares of the Fund were liquidated.

Western Asset Liquid Reserves 2016 Annual Report	19

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Money Market Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset Liquid Reserves (the “Fund”), a series of Legg Mason Partners Money Market Trust, as of August 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2016, by examination of the underlying Liquid Reserves Portfolio. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Liquid Reserves as of August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 20, 2016

20	Western Asset Liquid Reserves 2016 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Liquid Reserves (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	Since 1989 (Chairman of the Board since 2016)
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Western Asset Liquid Reserves	21

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

22	Western Asset Liquid Reserves

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Western Asset Liquid Reserves	23

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and Officer:
Jane Trust, CFA
Year of birth	1962
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 159 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); formerly, Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); formerly, Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	152
Other board memberships held by Trustee during past five years	None

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

24	Western Asset Liquid Reserves

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013); formerly, Risk Manager of U.S. Distribution of Legg Mason & Co. (2007 to 2011)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Western Asset Liquid Reserves	25

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Steven Frank Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1967
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. and Legg Mason & Co. predecessors (2002 to 2015); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

26	Western Asset Liquid Reserves

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2016:

Record date:	Daily	Daily
Payable date:	September 2015 - December 2015	January 2016 - August 2016
Interest from Federal Obligations	2.39%	6.51%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is applicable to non-U.S. resident shareholders:

50% of the ordinary income distributions paid monthly by the Fund represent Qualified Net Interest Income and Qualified Short-Term Capital Gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Please retain this information for your records.

Western Asset Liquid Reserves	27

Schedule of investments

August 31, 2016

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 101.2%
Certificates of Deposit — 29.6%
Abbey National Treasury Services PLC	0.420%	9/2/16	$411,424,000	$411,424,000
Abbey National Treasury Services PLC	0.410%	9/7/16	51,636,000	51,636,000
Bank of Montreal	0.610%	9/19/16	242,000,000	242,000,000
Bank of Montreal	0.630%	9/20/16	238,928,000	238,927,997
Bank of Montreal	0.660%	10/4/16	116,000,000	115,997,876
Bank of Montreal	0.900%	1/4/17	246,750,000	246,750,000
Bank of Nova Scotia	0.860%	9/8/16	475,000,000	475,000,000
Bank of Nova Scotia	0.904%	1/3/17	437,784,000	437,784,000	(a)
Bank of Tokyo-Mitsubishi UFJ NY	0.764%	10/3/16	198,856,000	198,856,000	(a)
BNP Paribas NY Branch	0.710%	10/3/16	467,856,000	467,856,000
BNP Paribas NY Branch	1.128%	2/13/17	149,100,000	149,100,000	(a)
Canadian Imperial Bank of Commerce	0.400%	9/1/16	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	0.870%	9/14/16	81,800,000	81,800,000
Canadian Imperial Bank of Commerce	0.650%	10/3/16	490,000,000	490,000,000
Canadian Imperial Bank of Commerce	0.894%	1/3/17	452,784,000	452,784,000	(a)
Chase Bank USA N.A.	1.215%	5/26/17	112,366,000	112,366,000	(a)
Citibank N.A.	0.650%	10/3/16	500,000,000	500,000,000
Citibank N.A.	0.700%	10/6/16	455,105,000	455,105,000
Citibank N.A.	0.720%	10/24/16	272,820,000	272,820,000
Citibank N.A.	0.900%	12/15/16	346,250,000	346,250,000
Credit Suisse NY	0.950%	9/13/16	50,000,000	50,003,308
Credit Suisse NY	0.950%	9/16/16	50,000,000	50,004,136
Credit Suisse NY	1.223%	3/3/17	50,000,000	50,000,000	(a)
DnB NOR Bank ASA	0.390%	9/7/16	86,590,000	86,590,000
Landesbank Hessen-Thuringen	0.610%	9/22/16	139,356,000	139,356,000
Landesbank Hessen-Thuringen	0.650%	10/4/16	150,000,000	150,000,000
Mitsubishi UFJ Trust & Banking NY	0.690%	10/3/16	245,000,000	245,002,175
Mitsubishi UFJ Trust & Banking NY	0.880%	10/5/16	96,300,000	96,300,453
Mitsubishi UFJ Trust & Banking NY	0.800%	10/21/16	240,000,000	240,000,000
Mitsubishi UFJ Trust & Banking NY	1.020%	12/22/16	151,819,000	151,819,000
Mizuho Bank Ltd.	0.744%	10/3/16	443,856,000	443,856,000	(a)
Mizuho Bank Ltd.	0.750%	10/13/16	38,928,000	38,928,000
Mizuho Bank Ltd.	0.800%	10/21/16	243,250,000	243,250,000
Mizuho Bank Ltd.	0.900%	11/22/16	186,854,000	186,854,000
National Bank of Canada	0.470%	9/1/16	177,856,000	177,856,000
Natixis NY	0.860%	10/31/16	417,856,000	417,856,000
Norinchukin Bank	0.460%	9/7/16	100,000,000	100,000,000

See Notes to Financial Statements.

28	Liquid Reserves Portfolio 2016 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Norinchukin Bank	0.650%	9/9/16	$26,938,000	$26,938,000
Norinchukin Bank	0.660%	9/16/16	174,428,000	174,428,721
Norinchukin Bank	0.600%	9/26/16	272,500,000	272,500,000
Norinchukin Bank	0.600%	9/29/16	195,000,000	195,000,000
Norinchukin Bank	0.900%	11/22/16	190,747,000	190,747,000
Norinchukin Bank	0.900%	11/28/16	70,070,000	70,070,000
Norinchukin Bank	0.900%	11/29/16	73,963,000	73,963,000
Oversea-Chinese Banking Corp. Ltd.	0.600%	9/8/16	77,856,000	77,856,000
Oversea-Chinese Banking Corp. Ltd.	0.410%	9/9/16	221,590,000	221,590,000
Oversea-Chinese Banking Corp. Ltd.	0.560%	9/20/16	295,000,000	295,000,000
Royal Bank of Canada	0.850%	9/21/16	190,750,000	190,750,000
Royal Bank of Canada	0.940%	11/1/16	195,418,000	195,489,345
Skandinaviska Enskilda Banken AB	0.850%	10/21/16	69,058,000	69,067,481
Skandinaviska Enskilda Banken AB	0.910%	12/14/16	107,325,000	107,325,000
Sumitomo Mitsui Banking Corp.	0.650%	10/3/16	495,000,000	494,997,804
Sumitomo Mitsui Banking Corp.	0.744%	10/3/16	202,856,000	202,856,000	(a)
Sumitomo Mitsui Banking Corp.	0.670%	10/7/16	515,000,000	515,000,000
Sumitomo Mitsui Banking Corp.	0.800%	10/17/16	238,928,000	238,928,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.420%	9/1/16	77,856,000	77,856,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.420%	9/6/16	71,410,000	71,410,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.650%	9/26/16	100,000,000	100,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.690%	9/27/16	75,000,000	74,999,990
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.700%	9/29/16	33,478,000	33,477,996
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.700%	10/5/16	244,464,000	244,464,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.620%	10/17/16	127,249,000	127,249,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.900%	10/21/16	480,000,000	480,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	1.238%	2/13/17	24,400,000	24,400,000	(a)
Toronto Dominion Bank NY	0.410%	9/6/16	10,121,000	10,121,000
Toronto Dominion Bank NY	0.620%	10/19/16	112,891,000	112,891,000
Toronto Dominion Bank NY	0.920%	1/9/17	120,000,000	120,000,000
UBS AG	0.690%	10/20/16	373,392,000	373,392,000
UBS AG	0.980%	1/11/17	19,464,000	19,464,000
Wells Fargo Bank N.A.	0.850%	9/1/16	125,000,000	125,000,000
Wells Fargo Bank N.A.	0.850%	10/7/16	48,660,000	48,674,503
Wells Fargo Bank N.A.	1.000%	12/12/16	18,200,000	18,200,000
Wells Fargo Bank N.A.	0.896%	12/28/16	362,784,000	362,784,000	(a)
Westpac Banking Corp.	0.870%	9/16/16	29,429,000	29,429,122
Total Certificates of Deposit				14,780,450,907

See Notes to Financial Statements.

Liquid Reserves Portfolio 2016 Annual Report	29

Schedule of investments (cont’d)

August 31, 2016

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — 40.3%
Abbey National Treasury Services PLC	0.500%	9/1/16	$116,000,000	$116,000,000	(b)
Abbey National Treasury Services PLC	0.500%	9/1/16	77,856,000	77,856,000	(b)
Abbey National Treasury Services PLC	0.914%	9/14/16	99,750,000	99,717,221	(b)
ABN AMRO Funding USA LLC	0.864%	9/1/16	232,000,000	232,000,000	(b)(c)
ABN AMRO Funding USA LLC	0.651%	10/3/16	142,000,000	141,917,956	(b)(c)
ABN AMRO Funding USA LLC	0.651%	10/3/16	100,000,000	99,942,222	(b)(c)
ABN AMRO Funding USA LLC	0.651%	10/7/16	253,000,000	252,835,550	(b)(c)
ABN AMRO Funding USA LLC	0.701%	10/18/16	50,000,000	49,954,305	(b)(c)
ABN AMRO Funding USA LLC	0.701%	10/19/16	170,000,000	169,841,333	(b)(c)
ABN AMRO Funding USA LLC	0.975%	12/2/16	33,730,000	33,646,387	(b)(c)
ABN AMRO Funding USA LLC	1.003%	12/21/16	31,142,000	31,045,979	(b)(c)
ANZ National International Ltd.	0.650%	9/7/16	36,205,000	36,201,078	(b)(c)
ANZ National International Ltd.	0.874%	9/9/16	85,000,000	84,983,567	(b)(c)
ANZ National International Ltd.	0.884%	9/12/16	100,000,000	99,973,111	(b)(c)
ANZ National International Ltd.	0.914%	1/5/17	100,000,000	99,681,500	(b)(c)
ANZ National International Ltd.	1.108%	2/21/17	48,600,000	48,600,000	(a)(c)
ASB Finance Ltd.	0.844%	9/2/16	75,000,000	74,998,250	(b)(c)
ASB Finance Ltd.	1.135%	3/2/17	88,000,000	88,000,000	(a)(c)
Australia & New Zealand Banking Group Ltd.	0.601%	9/16/16	455,000,000	454,886,250	(b)(c)
Australia & New Zealand Banking Group Ltd.	0.601%	9/20/16	395,000,000	394,874,917	(b)(c)
Australia & New Zealand Banking Group Ltd.	0.601%	9/21/16	95,571,000	95,539,143	(b)(c)
Australia & New Zealand Banking Group Ltd.	0.651%	10/3/16	583,000,000	582,663,155	(b)(c)
Bank Nederlandse Gemeenten NV	0.420%	9/6/16	225,000,000	224,986,875	(b)(c)
Bank Nederlandse Gemeenten NV	0.440%	9/7/16	60,000,000	59,995,600	(b)(c)
Bank of Nova Scotia	0.850%	9/20/16	116,784,000	116,731,609	(b)(c)
Bank of Nova Scotia	0.874%	9/23/16	192,330,000	192,227,744	(b)(c)
Bank of Nova Scotia	0.651%	9/27/16	100,000,000	99,953,056	(b)(c)
Bank of Nova Scotia	0.651%	9/28/16	500,000,000	499,756,250	(b)(c)
Bank of Tokyo-Mitsubishi UFJ NY	0.300%	9/1/16	475,000,000	475,000,000	(a)
BNP Paribas Fortis SA	0.300%	9/1/16	485,000,000	485,000,000	(b)
BNP Paribas Fortis SA	1.003%	12/1/16	184,700,000	184,233,120	(b)
BNP Paribas NY Branch	0.711%	10/21/16	195,000,000	194,807,709	(b)
BNZ International Funding Ltd.	1.133%	3/1/17	235,000,000	235,000,000	(a)(c)
Caisse des Depots et Consignations	0.701%	10/4/16	78,010,000	77,959,944	(b)(d)
Caisse des Depots et Consignations	0.641%	10/6/16	500,000,000	499,688,888	(b)(d)
Commonwealth Bank of Australia	0.601%	9/19/16	245,000,000	244,926,500	(b)(c)
Commonwealth Bank of Australia	0.888%	1/11/17	99,750,000	99,750,000	(a)(c)
Cooperatieve Rebobank U.A.	0.840%	9/15/16	91,161,000	91,131,221	(b)

See Notes to Financial Statements.

30	Liquid Reserves Portfolio 2016 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Cooperatieve Rebobank U.A.	0.751%	11/14/16	$35,035,000	$34,980,988	(b)
CPPIB Capital Inc.	0.450%	9/27/16	14,014,000	14,009,445	(b)(d)
Credit Agricole Corporate and Investment Bank	0.320%	9/1/16	96,584,000	96,584,000	(b)
Credit Agricole Corporate and Investment Bank	0.470%	9/6/16	450,000,000	449,970,625	(b)
Credit Agricole Corporate and Investment Bank	0.801%	10/20/16	77,856,000	77,771,223	(b)
Credit Agricole Corporate and Investment Bank	0.862%	10/31/16	245,000,000	244,648,834	(b)
Credit Suisse NY	1.005%	9/19/16	172,270,000	172,183,865	(b)
Credit Suisse NY	1.005%	9/19/16	19,464,000	19,454,268	(b)
Credit Suisse NY	0.782%	9/29/16	177,700,000	177,592,195	(b)
Credit Suisse NY	0.782%	9/29/16	77,856,000	77,808,767	(b)
Danske Corp.	0.620-0.859%	9/1/16	144,948,000	144,948,000	(b)(c)
Danske Corp.	0.620-0.859%	9/1/16	100,000,000	100,000,000	(b)(c)
Danske Corp.	0.601%	9/19/16	390,000,000	389,883,000	(b)(c)
Danske Corp.	0.661%	10/17/16	143,998,000	143,876,562	(b)(c)
DBS Bank Ltd.	0.591%	9/8/16	200,000,000	199,977,055	(b)(c)
DBS Bank Ltd.	0.650%	9/21/16	69,136,000	69,111,034	(b)(c)
DBS Bank Ltd.	0.651%	9/23/16	100,000,000	99,960,889	(b)(c)
DBS Bank Ltd.	0.651%	9/23/16	100,000,000	99,960,278	(b)(c)
DBS Bank Ltd.	0.651%	10/11/16	31,142,000	31,119,509	(b)(c)
DBS Bank Ltd.	0.904%	12/14/16	237,000,000	236,383,800	(b)(c)
DBS Bank Ltd.	0.913%	12/20/16	166,784,000	166,320,248	(b)(c)
DnB NOR Bank ASA	0.864%	9/1/16	89,000,000	89,000,000	(b)(c)
DnB NOR Bank ASA	0.884%	9/12/16	95,000,000	94,974,456	(b)(c)
HSBC Bank PLC	1.008%	11/18/16	38,400,000	38,316,800	(b)(c)
ING U.S. Funding LLC	0.702%	9/7/16	250,000,000	249,970,833	(b)
ING U.S. Funding LLC	0.702%	9/8/16	90,000,000	89,987,750	(b)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.420%	9/2/16	250,000,000	249,997,083	(b)
Landesbank Hessen-Thuringen	0.864%	9/1/16	98,000,000	98,000,000	(b)(c)
Landesbank Hessen-Thuringen	0.884%	9/21/16	142,500,000	142,430,333	(b)(c)
Landesbank Hessen-Thuringen	0.752%	11/8/16	432,499,000	431,886,293	(b)(c)
Landesbank Hessen-Thuringen	0.955%	12/1/16	239,750,000	239,174,267	(b)(c)
Mizuho Bank Ltd.	0.907%	11/23/16	89,534,000	89,347,185	(b)(c)
National Australia Bank Ltd.	0.701%	11/2/16	67,734,000	67,652,343	(b)(c)
National Bank of Canada	0.490%	9/28/16	300,000,000	299,889,749	(b)(c)
National Bank of Canada	0.490%	9/28/16	77,856,000	77,827,388	(b)(c)
Natixis NY	0.300%	9/1/16	100,000,000	100,000,000	(b)
Nordea Bank AB	0.601%	9/20/16	110,000,000	109,965,167	(b)(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2016 Annual Report	31

Schedule of investments (cont’d)

August 31, 2016

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Nordea Bank AB	0.601%	9/20/16	$23,356,000	$23,348,604	(b)(c)
NRW Bank	0.611%	9/15/16	179,500,000	179,457,419	(b)(c)
NRW Bank	0.621%	9/19/16	107,000,000	106,966,830	(b)(c)
NRW Bank	0.621%	9/20/16	245,000,000	244,919,831	(b)(c)
NRW Bank	0.621%	9/20/16	70,000,000	69,980,050	(b)(c)
NRW Bank	0.546%	9/21/16	500,000,000	499,848,611	(b)(c)
NRW Bank	0.546%	9/22/16	500,000,000	499,841,041	(b)(c)
NRW Bank	0.621%	9/23/16	379,250,000	379,106,306	(b)(c)
Ontario Teachers’ Finance Trust	0.905%	9/1/16	100,000,000	100,000,000	(b)(c)
Ontario Teachers’ Finance Trust	0.900%	9/6/16	77,856,000	77,846,268	(b)(c)
Ontario Teachers’ Finance Trust	0.995%	12/20/16	92,310,000	92,030,762	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.601%	9/6/16	135,000,000	134,988,750	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.712%	10/24/16	163,928,000	163,756,650	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.712%	10/25/16	100,000,000	99,893,500	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.752%	11/10/16	35,000,000	34,948,958	(b)(c)
Sanofi	0.682%	11/14/16	96,450,000	96,315,184	(b)(c)
Societe Generale	0.300-0.400%	9/1/16	523,000,000	523,000,000	(b)(c)
Societe Generale	0.300-0.400%	9/1/16	77,856,000	77,856,000	(b)(c)
Societe Generale	0.702%	9/9/16	134,000,000	133,979,156	(b)(c)
Sumitomo Mitsui Banking Corp.	0.902%	11/28/16	163,497,000	163,137,307	(b)(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.884%	9/16/16	182,500,000	182,433,083	(b)(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.651%	9/26/16	150,000,000	149,932,292	(b)(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.651%	9/29/16	280,000,000	279,858,444	(b)(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.762%	10/3/16	143,000,000	142,903,395	(b)(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.762%	10/3/16	27,249,000	27,230,592	(b)(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.772%	10/14/16	183,392,000	183,223,330	(b)(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.802%	10/18/16	195,000,000	194,796,334	(b)(c)
Svenska Handelsbanken AB	0.830%	9/7/16	33,478,000	33,473,369	(b)(c)
Svenska Handelsbanken AB	0.601%	9/21/16	228,928,000	228,851,690	(b)(c)
Swedish Export Credit	0.834%	9/23/16	288,000,000	287,853,920	(b)
Toronto Dominion Holdings USA	0.651%	10/7/16	390,000,000	389,746,500	(b)(c)
Toronto Dominion Holdings USA	0.651%	10/7/16	77,856,000	77,805,394	(b)(c)
Toronto Dominion Holdings USA	0.904%	1/5/17	646,750,000	644,712,737	(b)(c)
United Overseas Bank Ltd.	0.440%	9/9/16	200,000,000	199,980,445	(b)(c)
United Overseas Bank Ltd.	0.530%	9/26/16	229,675,000	229,590,467	(b)(c)
United Overseas Bank Ltd.	0.712%	10/7/16	212,856,000	212,704,872	(b)(c)
United Overseas Bank Ltd.	0.702%	10/21/16	188,928,000	188,744,320	(b)(c)
Westpac Banking Corp.	0.864%	9/16/16	100,000,000	99,964,167	(b)(c)
Total Commercial Paper				20,116,297,250

See Notes to Financial Statements.

32	Liquid Reserves Portfolio 2016 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 0.0%
Coca-Cola Co.	1.800%	9/1/16	$22,030,000	$22,030,000
Medium-Term Notes — 0.0%
Toronto-Dominion Bank	0.811%	9/8/16	19,464,000	19,464,907
Time Deposits — 13.7%
BNP Paribas NY Branch	0.300%	9/1/16	275,000,000	275,000,000
CIBC World Markets Corp.	0.300%	9/1/16	381,905,000	381,905,000
Credit Agricole CIB	0.320%	9/1/16	1,117,216,000	1,117,216,000
DNB Bank ASA	0.300%	9/1/16	830,000,000	830,000,000
Natixis SA	0.300%	9/1/16	1,150,000,000	1,150,000,000
Nordea Bank Finland PLC	0.290%	9/1/16	405,000,000	405,000,000
Skandinaviska Enskilda Banken AB	0.300%	9/1/16	900,000,000	900,000,000
Svenska Handelsbanken AB	0.300%	9/1/16	875,000,000	875,000,000
Swedbank AB	0.300%	9/1/16	880,000,000	880,000,000
Total Time Deposits				6,814,121,000
U.S. Government Agencies — 0.8%
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.564%	4/27/17	377,856,000	377,805,836	(a)
U.S. Treasury Bills — 0.4%
U.S. Treasury Bills	0.475%	6/22/17	180,000,000	179,304,690	(b)
U.S. Treasury Notes — 13.5%
U.S. Treasury Notes	0.388%	10/31/16	1,192,389,000	1,192,367,302	(a)
U.S. Treasury Notes	0.409%	4/30/17	1,331,819,000	1,331,837,509	(a)
U.S. Treasury Notes	0.412%	7/31/17	2,108,454,000	2,108,209,796	(a)
U.S. Treasury Notes	0.503%	10/31/17	616,280,000	616,129,396	(a)
U.S. Treasury Notes	0.607%	1/31/18	18,296,000	18,308,794	(a)
U.S. Treasury Notes	0.525%	4/30/18	1,132,065,000	1,132,163,652	(a)
U.S. Treasury Notes	0.509%	7/31/18	320,000,000	320,016,441	(a)
Total U.S. Treasury Notes				6,719,032,890
Repurchase Agreements — 2.9%
Bank of America Corp. tri-party repurchase agreement dated 8/31/16; Proceeds at maturity — $1,151,309,722; (Fully collateralized by various U.S. government agency obligations and corporate bonds and notes, 0.000% to 8.875% due 9/1/16 to 10/15/97; Market value — $1,191,333,534)	0.500%	11/21/16	1,150,000,000	1,150,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 8/24/16; Proceeds at maturity — $200,298,111; (Fully collateralized by various corporate bonds and notes and money market instruments, 0.000% to 6.191% due 10/5/16 to 12/1/45; Market value — $211,079,417)	0.654%	11/21/16	200,000,000	200,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2016 Annual Report	33

Schedule of investments (cont’d)

August 31, 2016

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 8/24/16; Proceeds at maturity — $100,149,056; (Fully collateralized by various corporate bonds and notes, municipal bonds and money market instruments, 0.000% to 7.672% due 12/1/17 to 10/1/47; Market value — $105,000,002)	0.654%	11/21/16	$100,000,000	$100,000,000
Total Repurchase Agreements				1,450,000,000
Total Investments — 101.2% (Cost — $50,478,507,480#)				50,478,507,480
Liabilities in Excess of Other Assets — (1.2)%				(575,336,084)
Total Net Assets — 100.0%				$49,903,171,396

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

34	Liquid Reserves Portfolio 2016 Annual Report

Statement of assets and liabilities

August 31, 2016

Assets:
Investments, at value	$50,478,507,480
Cash	650
Interest receivable	20,899,611
Total Assets	50,499,407,741

Liabilities:
Payable for securities purchased	594,590,000
Trustees’ fees payable	81,164
Accrued expenses	1,565,181
Total Liabilities	596,236,345
Total Net Assets	$49,903,171,396

Represented by:
Paid-in-capital	$49,903,171,396

See Notes to Financial Statements.

Liquid Reserves Portfolio 2016 Annual Report	35

Statement of operations

For the Year Ended August 31, 2016

Investment Income:
Interest	$250,622,980

Expenses:
Investment management fee (Note 2)	52,782,907
Fund accounting fees	2,809,948
Legal fees	972,863
Trustees’ fees	964,887
Custody fees	324,368
Audit and tax fees	45,230
Miscellaneous expenses	95,894
Total Expenses	57,996,097
Less: Fee waivers and/or expense reimbursements (Note 2)	(52,782,907)
Net Expenses	5,213,190
Net Investment Income	245,409,790
Net Realized Gain on Investments	686,995
Increase in Net Assets From Operations	$246,096,785

See Notes to Financial Statements.

36	Liquid Reserves Portfolio 2016 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2016	2015

Operations:
Net investment income	$245,409,790	$143,882,505
Net realized gain	686,995	701,909
Increase in Net Assets From Operations	246,096,785	144,584,414

Capital Transactions:
Proceeds from contributions	114,933,457,934	96,487,778,857
In-kind capital contributions (Note 3)	10,124,686,062	—
Value of withdrawals	(138,942,587,255)	(107,494,184,065)
Decrease in Net Assets From Capital Transaction	(13,884,443,259)	(11,006,405,208)
Decrease in Net Assets	(13,638,346,474)	(10,861,820,794)

Net Assets:
Beginning of year	63,541,517,870	74,403,338,664
End of year*	$49,903,171,396	$63,541,517,870

See Notes to Financial Statements.

Liquid Reserves Portfolio 2016 Annual Report	37

Financial highlights

For the years ended August 31:
	2016	2015	2014	2013	2012

Net assets, end of year (millions)	$49,903	$63,542	$74,403	$73,576	$61,127

Total return[1]	0.48%	0.22%	0.10%	0.17%	0.23%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.01	0.01	0.10	0.10	0.10
Net investment income	0.46	0.21	0.10	0.17	0.23

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

The investment manager has voluntarily agreed to waive and/or reimburse 0.10% of Portfolio expenses. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

38	Liquid Reserves Portfolio 2016 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Liquid Reserves Portfolio 2016 Annual Report	39

Notes to financial statements (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$50,478,507,480	—	$50,478,507,480

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these

40	Liquid Reserves Portfolio 2016 Annual Report

underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2016, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

LMPFA has voluntarily agreed to waive and/or reimburse 0.10% of Portfolio expenses. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2016, fees waived and/or expenses reimbursed amounted to $52,782,907.

Liquid Reserves Portfolio 2016 Annual Report	41

Notes to financial statements (cont’d)

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

On August 29, 2016, Western Asset Institutional Cash Reserves Fund transferred all of its investable assets (including cash and receivables), with a value of $10,124,686,062, to the Portfolio in exchange for an interest in the Portfolio.

4. Derivative instruments and hedging activities

During the year ended August 31, 2016, the Portfolio did not invest in derivative instruments.

5. Money market fund reform

The U.S. Securities and Exchange Commission has adopted certain reforms to the rules that govern money market funds (the “Reforms”). Under the Reforms, the Portfolio may no longer use the amortized cost method of valuation to value its investments. Instead, on or about October 11, 2016, the Portfolio will value its investments using the current market-based value of its portfolio securities. In addition, no later than October 14, 2016, the Portfolio may impose fees upon the withdrawal of interests or temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. The Reforms require that feeder funds pass through to their investors such fees or gate imposed by a master fund in which a fund invests.

42	Liquid Reserves Portfolio 2016 Annual Report

Report of independent registered public

accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Liquid Reserves Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Reserves Portfolio as of August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 20, 2016

Liquid Reserves Portfolio 2016 Annual Report	43

Additional information (unaudited)

Information about Trustees and Officers

The Trustees and Officers of the Fund also serve as the Trustees and Officers of the Portfolio. Information about the Trustees and Officers of the Fund can be found on pages 21 through 26 of this report.

44	Liquid Reserves Portfolio

Western Asset

Liquid Reserves

Trustees

Elliott J. Berv*

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

*	Effective February 10, 2016, Mr. Berv became Chairman.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Liquid Reserves

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset Liquid Reserves

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Liquid Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end fund managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010347 10/16 SR16-2876

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2015 and August 31, 2016 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $157,118 in 2015 and $175,309 in 2016.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2015 and $6,000 in 2016.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Equity Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $25,000 in 2015 and $21,740 in 2016. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Money Market Trust were $0 in 2015 and $0 in 2016.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph(c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2015 and 2016; Tax Fees were 100% and 100% for 2015 and 2016; and Other Fees were 100% and 100% for 2015 and 2016.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Money Market Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Money Market Trust during the reporting period were $0 in 2016.

(h) Yes. Legg Mason Partners Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 21, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 21, 2016